EATON VANCE MUNICIPALS TRUST
                                24 Federal Street
                                Boston, MA 02110

                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses and statements of additional information dated January 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 63 ("Amendment No. 63") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 63 was filed electronically with the Commission (Accession No. 0000950156-96-000965) on December 20, 1996.

                     EV Traditional Alabama Municipals Fund
                    EV Traditional Arkansas Municipals Fund
                     EV Traditional Georgia Municipals Fund
                    EV Traditional Kentucky Municipals Fund
                    EV Traditional Louisiana Municipals Fund
                    EV Traditional Maryland Municipals Fund
                    EV Traditional Missouri Municipals Fund
                 EV Traditional North Carolina Municipals Fund
                     EV Traditional Oregon Municipals Fund
                 EV Traditional South Carolina Municipals Fund
                    EV Traditional Tennessee Municipals Fund
                    EV Traditional Virginia Municipals Fund
                    EV Marathon Alabama Municipals Fund
                    EV Marathon Arkansas Municipals Fund
                     EV Marathon Georgia Municipals Fund
                    EV Marathon Kentucky Municipals Fund
                    EV Marathon Louisiana Municipals Fund
                    EV Marathon Maryland Municipals Fund
                    EV Marathon Missouri Municipals Fund
                 EV Marathon North Carolina Municipals Fund
                     EV Marathon Oregon Municipals Fund
                 EV Marathon South Carolina Municipals Fund
                    EV Marathon Tennessee Municipals Fund
                    EV Marathon Virginia Municipals Fund

                                                    EATON VANCE MUNICIPALS TRUST



                                                    By: /s/ Eric G. Woobury
                                                            Eric G. Woodbury
                                                            Assistant Secretary

Date:    January 2, 1997